Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes
As at January 1	$ 979	$ 274
Current tax	1,403	599
Withholding tax upon dividend declaration from PRC entities	788	2,140
Tax paid	(2,020)	(2,458)
Exchange difference	17	2
As at June 30	$ 1,167	$ 557